Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 6 ACQUISITIONS, DIVESTITURES AND EXCHANGES

Acquisitions did not have a material impact on TDS' consolidated financial statements for the periods presented and pro forma results, assuming acquisitions had occurred at the beginning of each period presented, would not be materially different from the results reported.

Divestiture Transaction

On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Corp., fka Sprint Nextel Corporation (“Sprint”). Pursuant to the Purchase and Sale Agreement, on May 16, 2013, U.S. Cellular transferred customers and certain PCS license spectrum to Sprint in U.S. Cellular's Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.”

These other agreements included customer and network transition services agreements, which required U.S. Cellular to provide customer, billing and network services to Sprint for a period of up to 24 months after the May 16, 2013 closing date. Sprint reimbursed U.S. Cellular for providing such services at an amount equal to U.S. Cellular's estimated costs, including applicable overhead allocations. These services were substantially complete as of March 31, 2014. In addition, these agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees. It is estimated that up to $175 million of the Sprint Cost Reimbursement will be recorded in (Gain) loss on sale of business and other exit costs, net and up to $25 million of the Sprint Cost Reimbursement will be recorded in Cost of services the Consolidated Statement of Operations. In 2014 and 2013, $71.1 million and $10.6 million, respectively, of the Sprint Cost Reimbursement had been received and recorded in Cash received from divestitures in the Consolidated Statement of Cash Flows.

Financial impacts of the Divestiture Transaction are classified in the Consolidated Statement of Operations within Operating income. The table below describes the amounts TDS has recognized and expects to recognize in the Consolidated Statement of Operations between the date the Purchase and Sale Agreement was signed and the end of the transition services period.

(Dollars in thousands)	Expected Period of Recognition	Projected Range		Cumulative Amount Recognized as of December 31, 2014	Actual Amount Recognized Year Ended December 31, 2014	Actual Amount Recognized Year Ended December 31, 2013	Actual Amount Recognized Year Ended December 31, 2012
(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$(480,000)	$-	$(480,000)	$-
Sprint Cost Reimbursement	2013-2015	(120,000)	(175,000)	(111,970)	(64,329)	(47,641)	-
Net assets transferred	2013	160,073	160,073	160,073	-	160,073	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2015	20,000	22,000	20,410	9,735	3	10,672
Employee related costs including severance, retention and outplacement	2012-2015	13,000	16,000	14,147	(115)	1,653	12,609
Contract termination costs	2012-2015	70,000	100,000	84,320	24,736	59,525	59
Transaction costs	2012-2015	5,000	7,000	6,284	719	4,428	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(331,927)	$(349,927)	$(306,736)	$(29,254)	$(301,959)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values	2012-2014	215,049	215,049	215,049	16,478	178,513	20,058
(Increase) decrease in Operating income		$(116,878)	$(134,878)	$(91,687)	$(12,776)	$(123,446)	$44,535

Incremental depreciation, amortization and accretion, net of salvage values represents amounts recorded in the specified time periods as a result of a change in estimate for the remaining useful life and salvage value of certain assets and a change in estimate which accelerated the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the periods indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the execution of the Purchase and Sale Agreement on November 6, 2012 less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.

In 2014, TDS recorded $3.4 million of additional Depreciation, amortization and accretion expense for the Divestiture Markets due to higher asset retirement obligation remediation estimates.

As a result of the transaction, TDS recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2014
(Dollars in thousands)	Balance December 31, 2013	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2014
Accrued compensation
Employee related costs including severance, retention, outplacement	$2,053	$127	$(1,223)	$(242)	$715
Accounts payable
Contract termination costs	$-	$4,018	$-	$(1,190)	$2,828
Other current liabilities
Contract termination costs	$13,992	$12,703	$(22,210)	$3,747	$8,232
Other deferred liabilities and credits
Contract termination costs	$30,849	$24,171	$(3,569)	$(30,411)	$21,040

		Year Ended December 31, 2013
(Dollars in thousands)	Balance December 31, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2013
Accrued compensation
Employee related costs including severance, retention, outplacement	$12,305	$6,853	$(11,905)	$(5,200)	$2,053
Other current liabilities
Contract termination costs	$30	$22,675	$(8,713)	$-	$13,992
Other deferred liabilities and credits
Contract termination costs	$-	$34,283	$(3,434)	$-	$30,849

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities in the Consolidated Statement of Cash Flows.

(2)	Adjustment to liability represents changes to previously accrued amounts.

Airadigm Transaction

On May 23, 2014 (the “Signing Date”), U.S. Cellular entered into a License Purchase and Customer Recommendation Agreement with Airadigm. Pursuant to the License Purchase and Customer Recommendation Agreement, on September 10, 2014, Airadigm transferred to U.S. Cellular Federal Communications Commission (“FCC”) spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, in consideration for $91.5 million in cash. Since both parties to this transaction are controlled by TDS, upon closing, U.S. Cellular recorded the transferred assets at Airadigm's net book value. The transaction also impacts the expected realization of Airadigm's federal net operating loss carryforwards and therefore TDS reduced its valuation allowance by $10.8 million upon the transaction closing and recognized an income tax benefit for this same amount. See Note 4 — Income Taxes.

Airadigm has shut down operation of its consumer wireless business and most of the associated network. Except for certain machine to machine operations that will be continued, Airadigm's assets not acquired by U.S. Cellular will be sold or otherwise disposed of, its tower leases, interconnection and other agreements will be terminated and most of its employees have been terminated. The shut-down of Airadigm's consumer wireless business was substantially complete in the third quarter of 2014 while network decommissioning is ongoing. As a result of the Agreement and the related impacts from the shut-down of Airadigm's consumer wireless business discussed herein, TDS recognized expenses related to exit and disposal activities within Operating income in its Statement of Operations between the Signing Date and December 31, 2014:

(Dollars in thousands)	Projected Range		Actual Amount Recognized Year Ended December 31, 2014
(Gain) loss on sale of business and other exit costs, net
Charges for the impairment and decommissioning of various operating assets	$8,000	$12,000	$8,467
Employee related costs including severance, retention and outplacement	500	1,500	676
Contract termination costs	10,000	15,000	11,099
Total (Gain) loss on sale of business and other exit costs, net	$18,500	$28,500	$20,242

	As a result of the transaction, TDS recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2014
(Dollars in thousands)	Balance May 23, 2014	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2014
Accrued compensation
Employee related costs including severance, retention and outplacement	$-	$676	$(523)	$-	$153
Other current liabilities
Contract termination costs	$-	$7,475	$(4,291)	$1,043	$4,227
Other deferred liabilities and credits
Contract termination costs	$-	$3,975	$-	$(1,396)	$2,579

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities on the Consolidated Statement of Cash Flows.
(2)	Adjustment to liability represents changes to previously accrued amounts.

  In August 2013, TDS Telecom acquired substantially all of the assets of Baja for $264.1 million in cash. Baja is a cable company that operates in markets primarily in Colorado, New Mexico, Texas, and Utah and offers broadband, video and voice services, which complement the TDS Telecom portfolio of products. Baja is included in the Cable segment for reporting purposes.

  In November 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.

TDS' acquisitions in 2014 and 2013 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase Price (1)	Goodwill (2)	Licenses	Franchise Rights	Intangible Assets Subject to Amortization (3)	Net Tangible Assets/(Liabilities)
(Dollars in thousands)
2014
U.S. Cellular licenses	$41,707	$-	$41,707	$-	$-	$-
TDS Telecom cable businesses	273,789	33,610	2,703	120,979	14,056	102,441
Total	$315,496	$33,610	$44,410	$120,979	$14,056	$102,441

2013
U.S. Cellular licenses	$16,540	$-	$16,540	$-	$-	$-
TDS Telecom cable business	264,069	61,712	-	123,668	11,542	67,147
TDS Telecom HMS business	43,557	15,203	-	-	17,183	11,171
Total	$324,166	$76,915	$16,540	$123,668	$28,725	$78,318

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
(2)	The entire amount of Goodwill acquired in 2014 and 2013 was amortizable for income tax purposes.
(3)	At the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was as follows: 2014: 4.6 years for TDS Telecom cable business; 2013: 2.9 years for TDS Telecom cable business and 10 years for TDS HMS business

At December 31, 2014 and 2013, the following assets were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Other Assets and Deferred Charges	Licenses	Goodwill	Property, Plant and Equipment	Total Assets Held for Sale
(Dollars in thousands)
2014
Divestiture of Spectrum Licenses	$-	$-	$56,809	$-	$-	$56,809
Sale of Business - Towers	1,472	773	-	4,344	31,770	38,359
Divestiture of Wireline markets (1)	215	2	-	4,100	3,858	8,175
Total	$1,687	$775	$56,809	$8,444	$35,628	$103,343

2013
Divestiture of Spectrum Licenses	$-	$-	$16,027	$-	$-	$16,027

(1)	On December 30, 2014, TDS Telecom entered into an agreement with a third party to sell certain Wireline markets.

	Current Liabilities	Other Deferred Liabilities and Credits	Total Liabilities Held for Sale
(Dollars in thousands)
2014
Sale of Business - Towers	$3,607	$17,641	$21,248
Divestiture of Wireline markets	218	177	395
Total	$3,825	$17,818	$21,643